Earnings Per Share (Summary Of Amounts And Numbers Used In Calculation Of Net Income (Loss) Attributable To NHI Common Shareholders Per Share (Basic And Diluted)) (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified
	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Earnings per share [Line items]
Basic-Net income (loss) attributable to NHI shareholders	¥ 2,809	¥ (46,092)	¥ 4,700	¥ (28,321)
Basic-Weighted average number of shares outstanding	3,691,932,626	3,645,882,160	3,682,504,520	3,627,116,186
Basic-Net income (loss) attributable to NHI shareholders per share	¥ 0.76	¥ (12.64)	¥ 1.28	¥ (7.81)
Diluted-Net income (loss) attributable to NHI shareholders	¥ 2,793	¥ (46,096)	¥ 4,678	¥ (28,326)
Diluted-Weighted average number of shares outstanding	3,755,137,084	3,643,409,618	3,746,279,139	3,626,187,054
Diluted-Net income (loss) attributable to NHI shareholders per share	¥ 0.74	¥ (12.65)	¥ 1.25	¥ (7.81)